Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss) income	$ (80,425)	$ (282)	$ 876
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash incentive revenue	(1,746)	(1,761)	(1,831)
Non-cash interest expense	877	1,139	1,119
Stock compensation expense	5,787	0	0
Depreciation, accretion and amortization	40,509	4,961	4,267
Amortization of intangible assets	4,190	0	0
Amortization of deferred financing costs and debt discounts	25,713	119	161
Recognition of deferred revenue	(258)	(205)	(190)
Gain on extinguishment of debt, net	(7,635)	0	0
Unrealized loss (gain) on foreign currency exchange	11,920	(771)	0
Deferred taxes	(4,773)	(253)	(1,270)
Other, net	(8,394)	13	214
Changes in assets and liabilities:
Accounts receivable	(3,432)	(892)	106
VAT receivable, prepaid expenses and other current assets	22,911	(33,701)	(786)
Accounts payable, accrued interest, and other current liabilities	4,236	4,774	(613)
Deferred revenue	68,722	792	173
Due to SunEdison and affiliates	4,422	18,865	664
Net cash provided by (used in) operating activities	82,624	(7,202)	2,890
Cash flows from investing activities:
Cash paid to SunEdison and third parties for solar generation facility construction	(1,052,871)	(205,361)	(2,274)
Acquisitions of solar generation facilities from third parties, net of cash acquired	(644,890)	0	0
Deposit for acquisition of Call Right Projects	0
Receipts of grants in lieu of tax credits	0	0	5,466
Due to SunEdison and affiliates	(56,088)	0	0
Change in restricted cash	23,635	(58,878)	(3,602)
Net cash used in investing activities	(1,730,214)	(264,239)	(410)
Cash flows from financing activities:
Proceeds from issuance of Class A common stock	770,421	0	0
Change in restricted cash for principal debt service	1,897	2,834	475
Proceeds from term loan	575,000	0	0
Proceeds from bridge loan	400,000	0	0
Due to Affiliate for Acquisition of Call Right Projects	138,693	0	0
Repayment of bridge loan	(400,000)	0	0
Borrowings of long-term debt	463,683	304,729	0
Principal payments on long-term debt	(341,336)	(4,641)	(2,291)
Contributions from non-controlling interests	164,742	12,778	0
Distributions to non-controlling interests	(1,323)	0	0
Net SunEdison investment	405,062	(32,702)	(648)
Payment of dividends	(7,249)	0	0
Payment of deferred financing costs	(54,060)	(10,516)	(13)
Net cash provided by (used in) financing activities	2,115,530	272,482	(2,477)
Net increase in cash and cash equivalents	467,940	1,041	3
Effect of exchange rate changes on cash and cash equivalents	(430)	0	0
Cash and cash equivalents at beginning of period	1,044	3	0
Cash and cash equivalents at end of period	468,554	1,044	3
Supplemental Disclosures:
Cash paid for interest, net of amounts capitalized of $19,694, $3,599, and $0, respectively	79,867	8,564	4,946
Cash paid for income taxes	0	0	0
Schedule of non-cash activities:
Additions to property and equipment in Due from SunEdison and affiliates	15,046	0	0
Additions to property and equipment in Due from SunEdison and affiliates	9,780	54,090	3,978
Additions of asset retirement obligation (ARO) assets and liabilities	34,414	4,518	37
ARO assets and obligations from acquisitions	29,450	0	0
Amortization of deferred financing costs capitalized as construction in progress	17,589	791	0
Decrease in due to SunEdison and affiliates in exchange for equity	14,768	0	0
Write off of pre-IPO U.S. deferred tax assets and liabilities	3,616	0	0
Principal payments on long-term debt from solar renewable energy certificates	869	622	712
Long-term debt assumed in connection with acquisitions	550,936	0	0
Additions from a non-monetary transaction by SunEdison:
Restricted cash	0	4,850	0
Property and equipment	0	34,514	0
Debt and financing lease obligations	0	(31,482)	0
Deferred tax liability	0	(2,253)	0
Total non-cash contribution from SunEdison	0	5,629	0
Common Class B
Schedule of non-cash activities:
Non-Cash Investing And Financing Activities, Increase In Non-Controlling Interest	634,963	0	0
Common Class B1
Schedule of non-cash activities:
Issuance of Class B1 common stock to Riverstone for Mt. Signal	146,000	0	0
Non-Cash Investing And Financing Activities, Increase In Non-Controlling Interest	$ 57,633	$ 0	$ 0